Employee Costs - Summary of Employee Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term employee benefits expense [abstract]
Wages and salaries	£ 6,941	£ 7,802	£ 7,583
Social security costs	856	917	852
Pension and other post-employment costs, including augmentations (Note 30)	463	519	560
Cost of share-based incentive plans	404	393	432
Severance and other costs from integration and restructuring activities	339	618	428
Employee benefits expense	£ 9,003	£ 10,249	£ 9,855